Note 10 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2020		Accumulated
	Cost	depreciation	Net

Buildings	$2,558	$1,321	$1,237
Vehicles	8,539	2,505	6,034
Furniture and equipment	82,117	53,353	28,764
Computer equipment and software	151,246	114,429	36,817
Leasehold improvements	113,786	57,417	56,369
	$358,246	$229,025	$129,221
December 31, 2019		Accumulated
	Cost	depreciation	Net

Buildings	$2,521	$1,178	$1,343
Vehicles	2,563	1,628	935
Furniture and equipment	66,338	48,194	18,144
Computer equipment and software	139,685	101,532	38,153
Leasehold improvements	96,102	47,480	48,622
	$307,209	$200,012	$107,197